Financial Instruments - Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bonds Payable. | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 36,545	$ 36,107
Financial Liabilities Fair Value	38,626	36,163
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount		7,610
Financial Liabilities Fair Value		7,610
FVTPL | Equity securities
Financial Instruments
Financial Assets Carrying Amount		5,764
Financial Assets Fair Value		5,764
FVTPL | Debt securities
Financial Instruments
Financial Assets Carrying Amount	15,806
Financial Assets Fair Value	15,806
FVTPL | Loan receivable
Financial Instruments
Financial Assets Carrying Amount	1,183	1,159
Financial Assets Fair Value	1,183	1,159
FVTOCI | Debt securities
Financial Instruments
Financial Assets Carrying Amount	7,681	10,160
Financial Assets Fair Value	7,681	10,160
Amortized cost | Long-term loan receivable
Financial Instruments
Financial Assets Carrying Amount	7,436	8,619
Financial Assets Fair Value	$ 7,436	$ 8,619